COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments for Contractual Obligations [Table Text Block]	The following table summarizes the Company’s obligations to make future payments pursuant to certain contracts or arrangements as of September 30, 2015, as well as an estimate of the timing in which these obligations are expected to be satisfied:

	Payments Due by Period
Contractual Obligations	Total	2015	2016-2017	2018-2019	After 2019

Long-Term Debt Obligations	$1,377,145	$494,372	$691,976	$190,797	$-
Capital Lease Obligations	$29,439	$1,973	$17,479	$9,987	$-
Operating Lease Obligations	$536,148	$34,834	$273,254	$121,089	$106,971
Purchase Obligations	$155,926	$77,963	$77,963	$-	$-
Other Long-Term Liabilities	$475,000	$-	$475,000	$-	$-
Total Contractual Obligations	$2,573,658	$609,142	$1,535,672	$321,873	$106,971
Future annual lease payments as of December 31, 2013 are as follows:
	Total	2015	2016-2017	2018-2019	After 2019

Operating Lease Obligations	$192,868	$95,927	$79,297	$17,644	$-